OPERATING LEASES (Narratives) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
ASU 2016-02
Lessee, Lease, Description [Line Items]
Operating lease costs	¥ 3,167	$ 491	¥ 7,272
Short term lease costs	1,246	193	1,382
Cash paid amounts included in measurement of operating lease liabilities	¥ 2,119	$ 328	¥ 4,159
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	1 year 9 months	1 year 9 months
Weighted average remaining lease term	1 year 9 months	1 year 9 months
Weighted average discount rate	5.25%	5.25%
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	2 years 2 months 1 day	2 years 2 months 1 day
Weighted average remaining lease term	2 years 2 months 1 day	2 years 2 months 1 day
Weighted average discount rate	6.175%	6.175%